IAI Investment Funds VII, Inc.
                                                                File No. 2-39560




                         SUPPLEMENT DATED APRIL 28, 2000
                  TO THE JOINT PROSPECTUS DATED AUGUST 1, 1999
                                       OF
                            IAI GROWTH & INCOME FUND
                 (A PORTFOLIO OF IAI INVESTMENT FUNDS VII, INC.)

Growth & Income Fund is re-opened to investors. The prospectus supplements dated January 25, 2000 and March 2, 2000 remain in effect.